RS - Summary of Fair Value of equity-settled Long-term Incentive Plan (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2023
Long-term Incentive Plans [Line Items]
Vesting period		4 years
April 2019 Long-Term Incentive Program
Long-term Incentive Plans [Line Items]
Share price on grant date (in Eur per share)	€ 85.00
Vesting period		4 years
Weighted average fair value at measurement date, share options granted (in Eur per share)	€ 106.85
April 2019 Long-Term Incentive Program | Minimum
Long-term Incentive Plans [Line Items]
Risk-free Interest Rate in %		2.00%
April 2019 Long-Term Incentive Program | Maximum
Long-term Incentive Plans [Line Items]
Risk-free Interest Rate in %		13.00%
April 2019 Long-Term Incentive Program | Morphosys share
Long-term Incentive Plans [Line Items]
Expected volatility (in percentage)	37.76%
April 2019 Long-Term Incentive Program | NASDAQ biotech index
Long-term Incentive Plans [Line Items]
Expected volatility (in percentage)	18.61%
April 2019 Long-Term Incentive Program | TecDAX index
Long-term Incentive Plans [Line Items]
Expected volatility (in percentage)	26.46%